BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisition of Axelcroft Group (Details) ₽ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Feb. 02, 2021 RUB (₽)	Feb. 02, 2021 USD ($)	Jul. 31, 2021 RUB (₽)	Jul. 31, 2021 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)	Feb. 02, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions					₽ 8,921	$ 120.1	₽ 40,030	₽ 351
ASSETS:
Goodwill					₽ 117,864		₽ 104,275	₽ 52,205	$ 1,586.5		$ 1,403.6
Axelcroft Limited
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%									100.00%
Fair value of consideration transferred	₽ 12,916	$ 173.9
Cash paid for acquisitions	7,300	98.3	₽ 5,791	$ 77.9
Exchange rate of acquisition | $		96.7		78.7
Contingent consideration	5,616									$ 75.6
Undiscounted contingent consideration	4,625									61.3
Fair value of contingent consideration	4,557	60.4
Exchange rate of payment date | $				61.3
Integration consideration			4,509	60.7
Payment of contingent consideration			₽ 1,282	$ 17.3
ASSETS:
Cash and cash equivalents	72
Intangible assets, net	1,774									23.9
Goodwill	12,250									164.9
Other current and non-current assets	1,474
Total assets	15,570
LIABILITIES:
Deferred income tax liabilities	323
Other current and non-current liabilities	2,331
Total liabilities	2,654
Total net assets acquired	12,916
Total purchase consideration	12,916
Intangible assets	1,774									23.9
Acquisition related costs	408	$ 5.5
Axelcroft Limited | Customer relationships
ASSETS:
Intangible assets, net	1,024									13.8
LIABILITIES:
Intangible assets	1,024									13.8
Axelcroft Limited | Brand
ASSETS:
Intangible assets, net	₽ 292									3.9
LIABILITIES:
Amortization period of intangible assets acquired	10 years	10 years
Intangible assets	₽ 292									3.9
Axelcroft Limited | Driver Relationships
ASSETS:
Intangible assets, net	₽ 258									3.5
LIABILITIES:
Amortization period of intangible assets acquired	2 years	2 years
Intangible assets	₽ 258									3.5
Axelcroft Limited | Software And Technology
ASSETS:
Intangible assets, net	200									2.7
LIABILITIES:
Intangible assets	₽ 200									$ 2.7